Short-Term Investment-Grade Portfolio Annual Fund Operating Expenses - Portfolio [Member] - Short-Term Investment-Grade Portfolio - Short-Term Investment-Grade Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.14%